Loans and advances to customers (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Loans and advances to customers [Abstract]
Companies		R$ 226,976,385	R$ 218,944,963
Financing and On-lending		104,138,378	105,672,794
Financing and export		47,484,556	47,626,728
Housing loans		16,822,185	22,415,363
Onlending BNDES/Finame		16,643,236	18,947,583
Vehicle loans		12,040,355	7,828,417
Import		8,398,252	6,850,465
Leases		2,749,794	2,004,238
Borrowings		111,327,898	102,614,435
Working capital		57,887,358	55,739,546
Rural loans		5,525,886	5,459,694
Other		47,914,654	41,415,195
Operations with limits	[1]	11,510,109	10,657,734
Credit card		4,000,712	3,105,494
Overdraft for corporates/ Overdraft for individuals		7,509,397	7,552,240
Individuals		230,415,990	192,547,692
Financing and On-lending		78,615,264	67,861,394
Housing loans		44,175,642	38,179,023
Vehicle loans		28,350,727	23,246,610
Onlending BNDES/Finame		5,872,331	6,222,532
Other		216,564	213,229
Borrowings		105,427,418	83,968,350
Payroll-deductible loans		63,144,951	51,284,334
Personal credit		24,338,888	16,858,123
Rural loans		8,543,433	7,894,249
Other		9,400,146	7,931,644
Operations with limits	[1]	46,373,308	40,717,948
Credit card		41,353,388	36,447,880
Overdraft for corporates/ Overdraft for individuals		5,019,920	4,270,068
Total portfolio		R$ 457,392,375	R$ 411,492,655

[1]	It refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.